Property and equipment	12 Months Ended
Dec. 31, 2022
Property and equipment
Property And Equipment

7. Property and equipment

	December 31, 2022
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$892,637	$724,002	$168,635
Computers and software	1,265,045	1,249,267	15,778
Furniture and other equipment	528,419	518,552	9,867
Leasehold improvements	1,064,225	714,059	350,166
	3,750,326	3,205,880	544,446

	December 31, 2021
	Cost	Accumulated	Net book
	Base	Amortization	value
Survey equipment	$892,637	$701,911	$190,726
Computers and software	1,265,045	1,242,504	22,541
Furniture and other equipment	528,419	516,084	12,335
Leasehold improvements	1,084,573	685,412	399,161
	3,770,674	3,145,911	624,763